Related Party and Party-In-Interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair values	$ 117,795,801	$ 99,047,761
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fair values	$ 3,502,803	$ 4,498,163
Common Stock | Peapack-Gladstone Financial Corporation
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares	125,774	140,348
Fair values	$ 3,502,803	$ 4,498,163
Dividend income	26,251
Purchase value	124,085
Sold value	$ 591,640